Goodwill and intangible assets	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets
There were no changes to the carrying amount of goodwill in the six months ended June 30, 2024. We recognized an aggregate $269.9 million impairment of goodwill and intangibles in 2022. Changes in the carrying amount of intangible assets were as follows (in thousands):

	Useful life	June 30, 2024				December 31, 2023
		Gross amount	Accumulated amortization	Impairment	Net amount	Gross amount	Accumulated amortization	Impairment	Net amount
Goodwill	indefinite	$651,129	$—	$(254,893)	$396,236	$651,597	$—	$(254,893)	$396,704
Trademarks	indefinite	50,000	—	(15,000)	35,000	50,000	—	(15,000)	35,000
Customer relationships	4 years	83,998	(76,500)	—	7,498	84,271	(75,387)	—	8,884
Purchased technology	5-10 years	52,504	(45,895)	—	6,609	52,707	(45,544)	—	7,163
Development costs	3 years	9,486	(9,486)	—	—	9,486	(9,486)	—	—
Software	4-5 years	2,948	(2,496)	—	452	2,968	(2,444)	—	524
Total		$850,065	$(134,377)	$(269,893)	$445,795	$851,029	$(132,861)	$(269,893)	$448,275
The following reflects amortization expense related to intangible assets included with depreciation and amortization (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Amortization Expense	$772.1	$4.2	$1,549.8	$8.2